Related Party Transactions (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Total	$ 1,592,537		$ 556,692
Heilongjiang Binteer [Member]
Related Party Transaction [Line Items]
Total			556,692
Entity D's subsidiary [Member]
Related Party Transaction [Line Items]
Total	$ 1,592,537